CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 2,286,119,379	$ 1,774,970,623	$ 1,296,654,938
Cost of sales	1,900,547,673	1,556,776,721	1,239,411,615
Gross profit	385,571,706	218,193,902	57,243,323
Selling expenses	135,060,972	132,824,382	118,885,352
General and administrative expenses	108,150,293	103,523,355	176,719,139
Research and development expenses	22,258,108	19,926,288	26,510,457
(Loss) income from operations	120,102,333	(38,080,123)	(264,871,625)
Other income (expenses):
Interest income	2,793,449	3,958,465	8,551,539
Interest expense	(34,886,391)	(48,444,855)	(51,886,930)
Foreign exchange gain (loss)	(21,934,113)	(13,575,849)	907,500
Derivatives gain	3,422,052	2,180,418	8,541,721
Other income, net	7,250,393	8,695,713	6,797,196
(Loss) income before income taxes	76,747,723	(85,266,231)	(291,960,599)
Income tax benefit (expense)	(15,488,073)	13,030,391	25,405,072
Net (loss) income	61,259,650	(72,235,840)	(266,555,527)
Net loss (income) attributable to the non-controlling interests	(1,921,965)	209,905	135
Net (loss) income attributable to Trina Solar Limited shareholders	$ 59,337,685	$ (72,025,935)	$ (266,555,392)
(Loss) earnings per ordinary share
Basic (in dollars per share)	$ 0.02	$ (0.02)	$ (0.08)
Diluted (in dollars per share)	$ 0.01	$ (0.02)	$ (0.08)
Weighted average ordinary shares outstanding
Basic (in shares)	3,881,503,977	3,553,552,756	3,534,829,694
Diluted (in shares)	4,274,694,832	3,553,552,756	3,534,829,694